COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(599)	(1,762)	(1,496)
Other comprehensive gains/(loss) retained in AOCI	(326)	1,259	(322)
Total before tax impact	(124)	1,420	(317)
Income tax impact on amounts retained in AOCI	336	(212)	47
Income tax impact on amounts reclassified to earnings	(48)	(45)	4
Tax impact	288	(257)	51
Balance at the end of the period	(435)	(599)	(1,762)
Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	201	134	(17)
Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(2)	(1)	(4)
Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	8	(8)	1
Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(23)		2
Amortization of pension and OPEB actuarial loss and prior service costs
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	18	36	23
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1)	(621)	(476)
Other comprehensive gains/(loss) retained in AOCI	(857)	707	(172)
Total before tax impact	(673)	832	(190)
Income tax impact on amounts retained in AOCI	231	(176)	36
Income tax impact on amounts reclassified to earnings	(45)	(36)	9
Tax impact	186	(212)	45
Balance at the end of the period	(488)	(1)	(621)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	201	134	(17)
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(2)	(1)	(4)
Cash Flow Hedges | Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	8	(8)	1
Cash Flow Hedges | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	(23)		2
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	378	474	461
Other comprehensive gains/(loss) retained in AOCI	(301)	(111)	16
Total before tax impact	(301)	(111)	16
Income tax impact on amounts retained in AOCI	31	15	(3)
Tax impact	31	15	(3)
Balance at the end of the period	108	378	474
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(778)	(1,265)	(1,167)
Other comprehensive gains/(loss) retained in AOCI	1,087	487	(98)
Total before tax impact	1,087	487	(98)
Balance at the end of the period	309	(778)	(1,265)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(15)	(26)	(28)
Other comprehensive gains/(loss) retained in AOCI	10	11	7
Total before tax impact	10	11	7
Income tax impact on amounts retained in AOCI			(5)
Tax impact			(5)
Balance at the end of the period	(5)	(15)	(26)
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(183)	(324)	(286)
Other comprehensive gains/(loss) retained in AOCI	(265)	165	(75)
Total before tax impact	(247)	201	(52)
Income tax impact on amounts retained in AOCI	74	(51)	19
Income tax impact on amounts reclassified to earnings	(3)	(9)	(5)
Tax impact	71	(60)	14
Balance at the end of the period	(359)	(183)	(324)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss and prior service costs
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive gains/(loss) reclassified to earnings	18	36	23